Accounts Receivable - Net - Schedule of Maximum Exposure to Credit Risk Relating to Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable, net	$ 286,344	$ 300,887
Accounts Receivable Aging Within One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable, net	218,475	214,548
Accounts Receivable Aging Greater Than One Year
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable, net	67,869	86,339
Accounts Receivable
Accounts Notes And Loans Receivable [Line Items]
Accounts receivable, net	$ 286,344	$ 300,887